Share based compensation (Details 5) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Number Of Restricted Stock Units
Outstanding, Beginning	696,666	1,200,000
Granted	0		1,200,000
Common Shares Issued	(212,304)	(208,370)
Restricted stock unit, Payroll Withholdings Settled In Cash	(136,028)	(139,964)
Forfeited	0	(155,000)
Outstanding, Ending	348,334	696,666	1,200,000
Weighted Average Exercise Price
Outstanding, Beginning | $ / Shares	$ 0.61	$ 0.79	$ 0
Payroll Withholdings Settled In Cash	(0.58)	(0.55)
Granted | $ / Shares	0	0	0.45
Common Shares Issued | $ / Shares	(0.58)	(0.55)
Forfeited | $ / Shares	0	(0.79)
Outstanding, Ending | $ / Shares	$ 0.21	$ 0.61	$ 0.79